Acquisitions And Divestitures Sale of Italian Thermal Special Application Business (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			4 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 3,778	$ 3,762	$ 4,062	$ 3,897	$ 3,822	$ 3,665	$ 3,882	$ 3,682	$ 15,499	$ 15,051	$ 14,070
ITALY | Thermal Special Application [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales												23
Proceeds from Sale of Italian Thermal Business												14
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal										$ 4